PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited)
as of May 31, 2025
Description	Shares	Value
Long-Term Investments 100.0%
Common Stocks
Aerospace & Defense 4.3%
Boeing Co. (The)*	180,440	$37,408,821
General Electric Co.	130,570	32,108,469
		69,517,290
Automobiles 2.5%
Tesla, Inc.*	115,053	39,861,262
Biotechnology 1.9%
Vertex Pharmaceuticals, Inc.*(a)	69,296	30,632,297
Broadline Retail 10.5%
Amazon.com, Inc.*	634,928	130,166,589
MercadoLibre, Inc. (Brazil)*	15,217	39,005,584
		169,172,173
Consumer Staples Distribution & Retail 4.1%
Costco Wholesale Corp.	48,140	50,074,265
Walmart, Inc.	156,783	15,477,618
		65,551,883
Electric Utilities 1.5%
Constellation Energy Corp.(a)	77,481	23,720,808
Entertainment 9.2%
Netflix, Inc.*	82,624	99,746,172
Spotify Technology SA*	40,382	26,859,683
Walt Disney Co. (The)	190,804	21,568,484
		148,174,339
Financial Services 4.7%
Mastercard, Inc. (Class A Stock)	131,019	76,724,726
Ground Transportation 1.2%
Uber Technologies, Inc.*	238,113	20,039,590

PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies 1.7%
Dexcom, Inc.*	115,942	$9,947,824
Intuitive Surgical, Inc.*	32,706	18,064,832
		28,012,656
Hotels, Restaurants & Leisure 1.4%
Airbnb, Inc. (Class A Stock)*	59,640	7,693,560
Cava Group, Inc.*	76,468	6,214,554
Starbucks Corp.(a)	107,025	8,984,749
		22,892,863
Interactive Media & Services 11.4%
Alphabet, Inc. (Class A Stock)	199,150	34,202,021
Alphabet, Inc. (Class C Stock)	197,717	34,175,384
Meta Platforms, Inc. (Class A Stock)	178,498	115,575,670
		183,953,075
IT Services 1.0%
Snowflake, Inc. (Class A Stock)*	79,972	16,447,841
Media 0.9%
Trade Desk, Inc. (The) (Class A Stock)*(a)	195,222	14,684,599
Pharmaceuticals 4.8%
Eli Lilly & Co.	58,039	42,813,629
Novo Nordisk A/S (Denmark), ADR(a)	268,824	19,220,916
UCB SA (Belgium)	86,538	15,742,956
		77,777,501
Semiconductors & Semiconductor Equipment 16.2%
Broadcom, Inc.	320,472	77,576,657
NVIDIA Corp.	1,187,925	160,524,305
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	116,849	22,589,249
		260,690,211
Software 16.4%
AppLovin Corp. (Class A Stock)*	20,478	8,047,854
Cadence Design Systems, Inc.*	123,029	35,317,935

PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Crowdstrike Holdings, Inc. (Class A Stock)*	69,698	$32,853,546
Datadog, Inc. (Class A Stock)*	71,883	8,473,568
Microsoft Corp.	315,495	145,241,278
ServiceNow, Inc.*(a)	33,715	34,088,900
		264,023,081
Specialty Retail 0.9%
Industria de Diseno Textil SA (Spain)	276,511	14,980,061
Technology Hardware, Storage & Peripherals 5.4%
Apple, Inc.	433,753	87,119,290

Total Long-Term Investments (cost $770,386,478)		1,613,975,546

Short-Term Investments 4.4%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.462%)(wb)	1,461,518	1,461,518
PGIM Institutional Money Market Fund (7-day effective yield 4.496%) (cost $69,079,426; includes $68,894,034 of cash collateral for securities on loan)(b)(wb)	69,131,822	69,076,517

Total Short-Term Investments (cost $70,540,944)		70,538,035

TOTAL INVESTMENTS 104.4% (cost $840,927,422)		1,684,513,581
Liabilities in excess of other assets (4.4)%		(70,840,245)

Net Assets 100.0%		$1,613,673,336

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $67,922,661; cash collateral of $68,894,034 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
4